CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
NET INCOME FOR THE YEAR	R$ 5,767	R$ 4,094	R$ 3,753
Items that will not be reclassified to profit or loss in subsequent periods
Post retirement liabilities - remeasurement of obligations of the defined benefit plans	351	697	301
Income tax and social contribution tax on remeasurement of defined benefit plans	(119)	(237)	(102)
Other comprehensive income		1
Equity gain (loss) on other comprehensive income in subsidiary and jointly controlled entity	232	461	199
COMPREHENSIVE INCOME FOR THE YEAR	5,999	4,555	3,952
Total of comprehensive income for the year attributed to:
Equity holders of the parent	5,996	4,553	3,950
Non-controlling interests	R$ 3	R$ 2	R$ 2